Related party transactions (Detail) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) MW	Jun. 30, 2019 USD ($)
Long Sault Hydro Facility
Transactions with Third Party [Line Items]
Hydro power capacity (megawatt) | MW			18
Redeemable Non-Controlling Interest
Transactions with Third Party [Line Items]
Contributions from redeemable non-controlling interests				$ 305,000
Non-controlling interest incurred	$ 3,393	$ 7,072	$ 7,159	13,914
Distribution to redeemable non-controlling interest	3,573	3,773	6,873	10,867
Related Party
Transactions with Third Party [Line Items]
Distribution from interest in noncontrolling interest	4,832	18,013	9,039	18,013
Equity Method Investee
Transactions with Third Party [Line Items]
Reimbursement of expenses	$ 5,426	$ 7,159	$ 9,418	$ 12,853